Performance Management - PACE Alternative Strategies Investments	Dec. 04, 2024
Class A Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset

Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Lazard Asset Management LLC ("Lazard") assumed day-to-day management of the fund's assets on November 29, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Alternative Strategies Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.50% Best quarter during calendar years shown—2Q 2020: 5.10% Worst quarter during calendar years shown—4Q 2018: (4.71)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	5.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(4.71%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (4/10/06) Return before taxes	(0.81)%	3.46%	1.82%
Return after taxes on distributions	(2.21)	2.19	1.01
Return after taxes on distributions and sale of fund shares	(0.48)	2.19	1.09
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.73	(0.32)	0.38
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.26	1.91	1.26
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	23.79	12.80	8.60
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	6.07	5.09	3.23

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Lazard Asset Management LLC ("Lazard") assumed day-to-day management of the fund's assets on November 29, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Alternative Strategies Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.70% Best quarter during calendar years shown—2Q 2020: 5.12% Worst quarter during calendar years shown—4Q 2018: (4.65)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	5.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(4.65%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (4/10/06) Return before taxes	5.15%	4.89%	2.66%
Return after taxes on distributions	3.56	3.55	1.72
Return after taxes on distributions and sale of fund shares	3.04	3.29	1.69
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.73	(0.32)	0.38
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.26	1.91	1.26
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	23.79	12.80	8.60
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	6.07	5.09	3.23

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table over its first calendar year of operations. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance over its first calendar year of operations and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Lazard Asset Management LLC ("Lazard") assumed day-to-day management of the fund's assets on November 29, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance over its first calendar year of operations and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Alternative Strategies Investments Annual Total Returns of Class P2 Shares (2023 was the fund's first full calendar year of operations)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.18% Best quarter during calendar years shown—4Q 2023: 4.33% Worst quarter during calendar years shown—1Q 2023: (0.86)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	4.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(0.86%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	Life of Fund
Class P2 (11/14/22) Return before taxes	4.73%	5.25%
Return after taxes on distributions	3.30	3.47
Return after taxes on distributions and sale of fund shares	2.79	3.46
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.73	6.76
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.26	5.10
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	23.79	18.93
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	6.07	6.34

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance